Segment Information (Details)	6 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Number of operating segment	1
Approach of CODM to determine segment information	The CODM reviews the Company’s operating results on a consolidated basis, focusing primarily on measures of revenue, operating income, and net income as presented in the accompanying condensed consolidated financial statements.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	CODM
Number of reportable segment	1